Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 8,946,200,000	$ 1,424,100,000	$ 72,900,000	$ 13,601,600,000	$ 796,300,000	$ 1,200,000	$ 24,842,300,000